12. EQUITY (Details 1)	12 Months Ended
Sep. 30, 2019 $ / shares shares
Number of warrants | shares	17,747,090
Weighted average remaining life (years)	3 years 5 months 8 days
Weighted average exercise price	$ .455
Shares exercisable | shares	17,747,090
Weighted average exercise price	$ 0.455
Warrant 1
Number of warrants | shares	13,417,286
Weighted average remaining life (years)	3 years 7 days
Weighted average exercise price	$ .250
Shares exercisable | shares	13,417,286
Weighted average exercise price	$ 0.250
Warrant 2
Number of warrants | shares	714,286
Weighted average remaining life (years)	0 years
Weighted average exercise price	$ .700
Shares exercisable | shares	714,286
Weighted average exercise price	$ 0.700
Warrant 3
Number of warrants | shares	882,159
Weighted average remaining life (years)	2 years 1 month 13 days
Weighted average exercise price	$ 1.000
Shares exercisable | shares	882,159
Weighted average exercise price	$ 1.000
Warrant 4
Number of warrants | shares	2,713,359
Weighted average remaining life (years)	4 years 5 months 12 days
Shares exercisable | shares	2,713,359
Warrant 4 | Minimum
Weighted average exercise price	$ 1.200
Weighted average exercise price	1.200
Warrant 4 | Maximum
Weighted average exercise price	1.500
Weighted average exercise price	$ 1.500
Warrant 5
Number of warrants | shares	20,000
Weighted average remaining life (years)	4 years 5 months 1 day
Shares exercisable | shares	20,000
Warrant 5 | Minimum
Weighted average exercise price	$ 2.340
Weighted average exercise price	2.340
Warrant 5 | Maximum
Weighted average exercise price	4.080
Weighted average exercise price	$ 4.080